Labor and Social Obligations - Stock Options (Details) - Geekie plan - Stock options - R$ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 01, 2020
Labor and social obligations
Number of shares authorized		31,763
Exercise price	R$ 82.91